NOTE 11 - SEGMENT - Schedule of Operating Activities by Geographic Segment (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 23,699,716	$ 64,702,018	$ 16,128,367	$ 44,910,006	$ 43,119,027	$ 30,325,978	$ 64,702,018	$ 44,910,006
Cost of revenue	22,853,442	63,168,303	16,083,802	43,947,654	41,788,693	29,794,043	63,168,303	43,947,654
Gross profit	846,274	1,533,715	44,565	962,352	1,330,334	531,935	1,533,715	962,352
Operating expenses
General and administration	1,144,452	4,517,631	1,209,167	4,174,367	2,133,950	2,707,278	4,517,631	4,174,367
Operating loss	(298,178)	(2,983,916)	(1,164,602)	(3,212,015)	(803,616)	(2,175,343)	(2,983,916)	(3,212,015)
Other income (expense)	12,721	(880,085)	42,230	(3,487,315)	(6,572)	(825,518)	(880,085)	(3,487,315)
Net loss	(285,457)	(3,864,001)	(1,122,372)	(6,699,330)	(810,188)	(3,000,861)	(3,864,001)	(6,699,482)
Assets
Current assets	6,818,441	6,566,524		3,581,584	6,818,441		6,566,524	3,581,584
Non-current assets	6,085,109	2,493,118		2,370,183	6,085,109		2,493,118	2,370,183
Liabilities
Current liabilities	3,607,416	2,363,015		7,911,939	3,607,416		2,363,015	7,911,939
Non-current liabilities	254,358	275,729		434,864	254,358		275,729	434,864
U S A [Member]
Segment Reporting Information [Line Items]
Revenues	23,059,647	60,112,852	14,990,382	39,495,542	41,534,760	28,057,392
Cost of revenue	22,418,046	59,274,781	15,074,899	39,308,347	40,611,998	27,780,959
Gross profit	641,601	838,071	(84,517)	187,195	922,762	276,433
Operating expenses
General and administration	921,793	3,733,579	1,022,625	3,359,237	1,703,093	2,338,741
Operating loss	(280,192)	(2,895,508)	(1,107,142)	(3,172,042)	(780,331)	(2,062,308)
Other income (expense)	13,314	(897,507)	47,030	(3,356,881)	(16,527)	(840,841)
Net loss	(266,878)	(3,793,015)	(1,060,112)	(6,528,923)	(796,858)	(2,903,149)
Assets
Current assets	6,117,363	5,783,859		3,245,725	6,117,363		5,783,859	3,245,725
Non-current assets	11,673,710	4,468,491		3,478,147	11,673,710		4,468,491	3,478,147
Liabilities
Current liabilities	2,384,494	1,070,972		5,630,060	2,384,494		1,070,972	5,630,060
Non-current liabilities				2,816				2,816
Switzerland [Member]
Segment Reporting Information [Line Items]
Revenues	1,236,823	4,681,978	1,149,183	5,432,022	2,262,903	2,284,985
Cost of revenue	1,032,150	3,986,334	1,020,101	4,656,865	1,855,331	2,029,483
Gross profit	204,673	695,644	129,082	775,157	407,572	255,502
Operating expenses
General and administration	222,659	784,052	186,542	815,130	430,857	368,537
Operating loss	(17,986)	(88,408)	(57,460)	(39,973)	(23,285)	(113,035)
Other income (expense)	(593)	17,422	(4,800)	(130,434)	9,955	15,323
Net loss	(18,579)	(70,986)	(62,260)	(170,407)	(13,330)	(97,712)
Assets
Current assets	923,941	997,216		1,225,399	923,941		997,216	1,225,399
Non-current assets	595,961	609,189		561,551	595,961		609,189	561,551
Liabilities
Current liabilities	1,445,785	1,506,594		3,171,419	1,445,785		1,506,594	3,171,419
Non-current liabilities	254,358	275,729		432,048	254,358		275,729	432,048
Elimination [Member]
Segment Reporting Information [Line Items]
Revenues	(596,754)	(92,812)	(11,198)	(17,558)	(678,636)	(16,399)
Cost of revenue	(596,754)	(92,812)	(11,198)	(17,558)	(678,636)	(16,399)
Gross profit
Operating expenses
General and administration
Operating loss
Other income (expense)
Net loss
Assets
Current assets	(222,863)	(214,551)		(889,540)	(222,863)		(214,551)	(889,540)
Non-current assets	(6,184,562)	(2,584,562)		(1,669,515)	(6,184,562)		(2,584,562)	(1,669,515)
Liabilities
Current liabilities	(222,863)	(214,551)		(889,540)	(222,863)		(214,551)	(889,540)
Non-current liabilities